Employee Benefits - Changes In Present Value of Defined Benefit Obligations (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	¥ 416,952
Remeasurement of defined benefit pension plans
At end of the year	432,088	¥ 416,952
Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	190,552
Remeasurement of defined benefit pension plans
At end of the year	180,321	190,552
Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	226,400
Remeasurement of defined benefit pension plans
At end of the year	251,767	226,400
Present value of defined benefit obligation
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	416,952	426,268
Current service cost	13,558	14,412
Interest cost	4,917	5,187
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(977)	(2,942)
From changes in financial assumptions	5,664	4,412
Experience adjustments	8,311	(3,846)
Past service cost	(7,976)	(534)
Settlement		(22)
Benefits paid	(22,305)	(20,809)
Contributions by the employees	2,307
Effect of business combinations and disposals	(1,614)	(120)
Foreign currency translation differences	13,251	(5,054)
At end of the year	432,088	416,952
Present value of defined benefit obligation | Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	190,552	198,293
Current service cost	4,621	4,832
Interest cost	1,145	1,166
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	1,359	(1,787)
From changes in financial assumptions	(1,497)	(5)
Experience adjustments	6,163	(1,351)
Past service cost	(7,195)	46
Settlement		(70)
Benefits paid	(13,344)	(10,390)
Contributions by the employees	0
Effect of business combinations and disposals	(1,483)	(182)
Foreign currency translation differences	0	0
At end of the year	180,321	190,552
Present value of defined benefit obligation | Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	226,400	227,975
Current service cost	8,937	9,580
Interest cost	3,772	4,021
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(2,336)	(1,155)
From changes in financial assumptions	7,161	4,417
Experience adjustments	2,148	(2,495)
Past service cost	(781)	(580)
Settlement		48
Benefits paid	(8,961)	(10,419)
Contributions by the employees	2,307
Effect of business combinations and disposals	(131)	62
Foreign currency translation differences	13,251	(5,054)
At end of the year	¥ 251,767	¥ 226,400